Expense Example - Yorkville America 2X Long MANGOS Plus Daily Target ETF - Yorkville America 2X Long MANGOS Plus Daily Target ETF Class	Sep. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	$ 287